INVENTORIES, NET	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES, NET
NOTE 3: INVENTORIES, NET
	June 30, 2025	December 31, 2024
	$	$
Raw materials, parts and supplies	1,298	1,225
Finished products	1,336	1,296

	2,634	2,521

As of June 30, 2025 and December 31, 2024, inventory is presented net of write-offs for slow inventory in the amount of approximately $2,532 and $2,532, respectively.